General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses [Abstract]
Non-executive directors' compensation	$ 72,000	$ 72,000	$ 48,000
Audit fees	249,217	503,187	265,744
Professional fees and other expenses	2,261,154	4,368,750	1,752,566
General and administrative expenses	5,681,371	7,043,937	3,266,310
Related Party [Member]
General and Administrative Expenses [Abstract]
General and administrative expenses	$ 3,099,000	$ 2,100,000	$ 1,200,000